Income tax (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended				60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	[1]	17.00%	17.00%	17.00%
Reduced Tax Rate					15.00%
Aggregate undistributed earnings of subsidiaries available for distribution		$ 2,139,085	$ 2,385,325			$ 2,385,325
Deferred tax liabilities accrued for undistributed earnings		0	0			$ 0
Guangzhou Huanju Shidai
Income tax [Line Items]
Cash dividend			110,000
Tax withholding			$ 11,000
Cayman Islands Tax Information Authority
Income tax [Line Items]
Withholding taxes		$ 0
Maximum | Inland Revenue, Hong Kong
Income tax [Line Items]
PRC withholding tax rate (as a percent)		5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)					25.00%
PRC withholding tax rate (as a percent)		10.00%	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%			15.00%
Term of preferential income tax rate					3 years
China | State Administration of Taxation, China
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development		100.00%			75.00%	75.00%	50.00%
Operating loss carryforwards		$ 716,957
Foreign Tax Authority | Inland Revenue, Hong Kong
Income tax [Line Items]
Income tax rate (as a percent)		16.50%
Operating loss carryforwards		$ 26,754
Foreign Tax Authority | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)		17.00%
Beneficial tax rate					5.00%
Operating loss carryforwards		$ 353,835
Others
Income tax [Line Items]
Operating loss carryforwards		$ 114,006
Others | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)		17.00%

[1]	*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.